Subsequent Events (Details Narrative) - Subsequent Event [Member] - Merger Agreement [Member]	May 14, 2021
Clearday Inc [Member]
Business acquisition description	Clearday was incorporated on December 20, 2017 and commenced its business on December 31, 2018 when it acquired private funds that engaged in several businesses that have been conducted for the prior 15 years. Since December 2018,
Company's Stockholders [Member]
Equity ownership percentage	96.35%
Clearday Stockholders [Member]
Equity ownership percentage	3.65%